Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues		$ 768	$ 1,470	$ 3,517
Costs of revenues		1,553	1,508	1,283
Gross profit (loss)		(785)	(38)	2,234
Operating expenses:
Research and development, net		35,091	34,082	36,731
Sales and marketing		5,430	5,194	4,621
General and administrative		8,347	7,571	8,613
Total operating expenses		48,868	46,847	49,965
Operating loss		(49,653)	(46,885)	(47,731)
Financial income, net		336	3,385	7,237
Net loss		$ (49,317)	$ (43,500)	$ (40,494)
Basic net loss per ordinary share (in Dollars per share)		$ (0.61)	$ (0.6)	$ (0.64)
Weighted-average number of ordinary shares used in computing basic net loss per ordinary share (in Shares)		80,949,032	72,021,520	63,489,983
Diluted net loss per ordinary share (in Dollars per share)	[1]	$ (0.61)	$ (0.61)	$ (0.66)
Weighted-average number of ordinary shares used in computing diluted net loss per ordinary share (in Shares)		80,949,032	72,053,372	63,629,206

[1]	Loss per share attributable to ordinary shareholders, diluted, was adjusted and take into consideration warrants liabilities revaluations as part of the Company’s net loss for 2024, 2023 and 2022 as set forth in the following table.